Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41647
Entity Registrant Name	OHMYHOME LIMITED
Entity Central Index Key	0001944902
Entity Address, Address Line One	11 Lorong 3 Toa Payoh
Entity Address, Address Line Two	Block B, #04-16/21
Entity Address, City or Town	Jackson Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	319579